UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
                                               -------
This Amendment (Check only one.):               [ ] is  a  restatement.
                                                [ ] adds  new  holdings
                                                    entries.

Institutional Investment Manager Filing this Report:

Name:      Metropolitan West Capital Management, LLC
           ----------------------------------------------
Address:   610 Newport Center Drive, Suite 1000
           Newport Beach, CA  92660
           ----------------------------------------------

Form  13F  File  Number:  28-05723
                          --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing this Report on Behalf of Reporting Manager:

Name:   /s/ Roberta J. Allbritton
        -------------------------
Title:  Director of Operations
        -------------------------
Phone:  (949) 718-9701
        -------------------------

Signature,  Place,  and  Date  of  Signing:

/s/ Roberta J. Allbritton              Newport Beach, CA              2/11/2001
-------------------------              -----------------              ----------
       [Signature]                       [City, State]                  [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

13F File Number  Name

28-____________   ________________________________________

         [Repeat as necessary.]



                              Form 13F SUMMARY PAGE

Report  Summary: 1
Number of Other Included Managers:                      0
                                              -----------

Form  13F  Information  Table  Entry  Total:           88
                                              -----------

Form  13F  Information  Table  Value  Total:  $ 1,937,597
                                              -----------
                                              (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

                                                 FORM 13F INFORMATION TABLE

                                                           VALUE   SHARES/ SH/ PUT/ INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT PRN CALL DSCRETN MANAGERS  SOLE   SHARED  NONE
------------------------------ ---------------- --------- -------- ------- --- ---- ------- -------- ------- ------ ------
AFLAC INC                      COM              001055102      287   11700 SH               SOLE       11700      0      0
ADOBE SYSTEMS INC              COM              00724F101    30722  989440 SH               DEFINED   966920      0  22520
ALCATEL SA ADR                 ADR              013904305    42168 2547971 SH               DEFINED  2497041      0  50930
ALLERGAN INC                   COM              018490102      308    4100 SH               SOLE        4100      0      0
ALLSTATE CORP                  COM              020002101      402   11935 SH               SOLE       11935      0      0
AMERICAN HOME PRODUCTS CORP    COM              026609107      363    5915 SH               SOLE        5915      0      0
AMERICAN INTERNATIONAL GROUP   COM              026874107      206    2593 SH               SOLE        2593      0      0
APPLE COMPUTER INC             COM              037833100    58538 2672974 SH               DEFINED  2611764      0  61210
ASTRAZENECA PLC - SPONS ADR    ADR              046353108    52572 1128163 SH               DEFINED  1107773      0  20390
AVERY DENNISON CORP            COM              053611109      418    7400 SH               SOLE        7400      0      0
BASF AG - SPONSORED ADR        ADR              055262505      212    5700 SH               SOLE        5700      0      0
BOC GROUP PLC                  ADR              055617609      267    8600 SH               SOLE        8600      0      0
BP PLC ADR                     ADR              055622104      351    7540 SH               SOLE        7540      0      0
BANCO BILBAO VIZCAYA           ADR              05946K101      293   23700 SH               SOLE       23700      0      0
BANK OF NEW YORK CO INC        COM              064057102     8001  196100 SH               SOLE      196100      0      0
BAXTER INTERNATIONAL INC.      COM              071813109      845   15750 SH               SOLE       15750      0      0
BELLSOUTH CORP                 COM              079860102    10421  273164 SH               SOLE      273164      0      0
BRISTOL-MYERS SQUIBB CO        COM              110122108    54874 1075968 SH               DEFINED  1050928      0  25040
CERTEGY INC                    COM              156880106      209    6100 SH               SOLE        6100      0      0
CHEVRON TEXACO CORP            COM              166764100    81725  912012 SH               DEFINED   891210      0  20802
CHUBB CORP                     COM              171232101    65851  954373 SH               DEFINED   932053      0  22320
CINCINNATI FINANCIAL CORP      COM              172062101    63152 1655376 SH               DEFINED  1617346      0  38030
CITIGROUP INC                  COM              172967101      329    6518 SH               SOLE        6518      0      0
CLEAR CHANNEL COMMUNICATIONS   COM              184502102    31454  617847 SH               DEFINED   602897      0  14950
CONOCO INC                     COM              208251504    50966 1800930 SH               DEFINED  1754550      0  46380
CYTEC INDUSTRIES INC           COM              232820100    41346 1531347 SH               DEFINED  1497897      0  33450
DEERE & CO                     COM              244199105      523   11976 SH               SOLE       11976      0      0
DOW CHEMICAL                   COM              260543103    56705 1678666 SH               DEFINED  1641586      0  37080
DUKE ENERGY CORP               COM              264399106      226    5762 SH               SOLE        5762      0      0
EL PASO CORP                   COM              28336L109      363    8140 SH               SOLE        8140      0      0
ERICSSON (LM) TEL-SP ADR       ADR              294821400     1129  216200 SH               SOLE      216200      0      0
ETHYL CORP                     COM              297659104       18   20000 SH               SOLE       20000      0      0
FREDDIE MAC                    COM              313400301      235    3600 SH               SOLE        3600      0      0
FIRST DATA CORP                COM              319963104      329    4193 SH               SOLE        4193      0      0
FLEET BOSTON FINL CORP         COM              339030108     1855   50830 SH               DEFINED    50380      0    450
GENERAL MILLS INC              COM              370334104      251    4827 SH               SOLE        4827      0      0
GILLETTE COMPANY               COM              375766102    66293 1984835 SH               DEFINED  1940175      0  44660
HALLIBURTON CO (HOLDING CO)    COM              406216101    14325 1093500 SH               DEFINED  1059905      0  33595
HONEYWELL INTERNATIONAL INC    COM              438516106    52719 1558829 SH               DEFINED  1524755      0  34074
IMC GLOBAL INC                 COM              449669100    40003 3077214 SH               DEFINED  3012494      0  64720
ITT INDUSTRIES INC             COM              450911102     3124   61863 SH               DEFINED    61163      0    700
ING GROEP NV ADR               ADR              456837103    42557 1672189 SH               DEFINED  1637799      0  34390
INTERNATIONAL BUSINESS MACHINE COM              459200101    73863  610644 SH               DEFINED   597079      0  13565
JOHNSON & JOHNSON              COM              478160104      400    6772 SH               SOLE        6772      0      0
KAO CORP ADR                   ADR              485537203      300    1442 SH               SOLE        1442      0      0
KNIGHT RIDDER INC              COM              499040103      201    3098 SH               SOLE        3098      0      0
KOMATSU LTD - SPONSORED ADR    ADR              500458401      283   19800 SH               SOLE       19800      0      0
AHOLD NV - ADR                 ADR              500467303      231    7930 SH               SOLE        7930      0      0
KROGER CO                      COM              501044101    62737 3006125 SH               DEFINED  2937320      0  68805
LILLY (ELI) & CO               COM              532457108      632    8050 SH               SOLE        8050      0      0
LUCENT TECHNOLOGIES            COM              549463107     1377  218500 SH               DEFINED   214900      0   3600
MARSH & MCLENNAN COS           COM              571748102      279    2600 SH               SOLE        2600      0      0
MATSUSHITA ELEC INDL           ADR              576879209    22345 1773447 SH               DEFINED  1741297      0  32150
MERCK & CO., INC.              COM              589331107    11396  193817 SH               DEFINED   187017      0   6800
MERRILL LYNCH & CO             COM              590188108      990   19000 SH               SOLE       19000      0      0
MICROSOFT CORP                 COM              594918104      245    3700 SH               SOLE        3700      0      0
MINNESOTA MINING & MFG CO      COM              604059105    75271  636764 SH               DEFINED   621294      0  15470
MITSUBISHI TOKYO FINL GRP INC  ADR              606816106    31688 4897706 SH               DEFINED  4771556      0 126150
MOLEX INC - CLASS A            COM              608554200    61057 2257222 SH               DEFINED  2206193      0  51029
MOTOROLA INC                   COM              620076109    42613 2837099 SH               DEFINED  2778449      0  58650
NCR CORPORATION                COM              62886E108    51448 1395789 SH               DEFINED  1367565      0  28224
NEC CORP. - SPONSORED ADR      ADR              629050204     9671  948040 SH               DEFINED   933440      0  14600
NESTLE SA SPNSRD ADR REP RG SH ADR              641069406      365    6850 SH               SOLE        6850      0      0
PNC FINANCIAL SERVICES GROUP   COM              693475105    48180  857304 SH               DEFINED   838024      0  19280
PALL CORP                      COM              696429307      438   18225 SH               SOLE       18225      0      0
PENNEY (J.C.) CO               COM              708160106    39145 1455215 SH               DEFINED  1424685      0  30530
PHILLIPS PETROLEUM CO          COM              718507106     5522   91630 SH               DEFINED    91420      0    210
POHANG IRON & STEEL SPNSRD ADR ADR              730450103    43749 1902152 SH               DEFINED  1854132      0  48020
RAYTHEON CO NEW                COM              755111507    65558 2019055 SH               DEFINED  1973040      0  46015
SBC COMMUNICATIONS INC         COM              78387G103    64443 1645238 SH               DEFINED  1605410      0  39828
STATE STREET CORP              COM              857477103      385    7360 SH               SOLE        7360      0      0
SUMITOMO MITSUI BANKING ADR    ADR              865622104     1960  478000 SH               DEFINED   477000      0   1000
TELEFONICA SA -SPON ADR        ADR              879382208    41393 1032778 SH               DEFINED  1007314      0  25464
TEXAS INSTRUMENTS INC          COM              882508104     6254  223370 SH               DEFINED   218190      0   5180
TOTAL FINA ELF SA SPON ADR     ADR              89151E109      584    8178 SH               SOLE        8178      0      0
TREDEGAR CORP                  COM              894650100      891   46911 SH               SOLE       46911      0      0
TRIGON HEALTHCARE INC.         COM              89618L100    51748  745113 SH               DEFINED   725703      0  19410
TYCO INTL LTD (NEW)            COM              902124106    78624 1334877 SH               DEFINED  1306157      0  28720
USX-MARATHON GROUP             COM              902905827      468   15600 SH               SOLE       15600      0      0
UNITED PARCEL SERVICE - CL B   COM              911312106     1390   25500 SH               DEFINED    19000      0   6500
UNOCAL CORP                    COM              915289102     9272  257050 SH               SOLE      257050      0      0
VERIZON COMMUNICATIONS         COM              92343V104      364    7660 SH               SOLE        7660      0      0
VODAFONE GROUP PLC             ADR              92857W100      419   16050 SH               DEFINED    15750      0    300
WASHINGTON MUTUAL INC          COM              939322103    52351 1600960 SH               DEFINED  1565016      0  35944
WEATHERFORD INTERNATIONAL      COM              947074100    11230  301400 SH               DEFINED   297790      0   3610
WELLS FARGO & CO (NEW)         COM              949746101    55660 1280445 SH               DEFINED  1250785      0  29660
WEYERHAEUSER COMPANY           COM              962166104      294    5445 SH               SOLE        5445      0      0
XEROX CORP                     COM              984121103    32948 3162026 SH               DEFINED  3097186      0  64840